Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Organization

Note 1: Organization and Basis of Presentation

Organization

Hilton Worldwide Holdings Inc. (“Hilton” together with its subsidiaries, “we,” “us,” “our” or the “Company”), a Delaware corporation, is one of the largest hospitality companies in the world based upon the number of hotel rooms and timeshare units under our 12 distinct brands. We are engaged in owning, leasing, managing, developing and franchising hotels, resorts and timeshare properties. As of September 30, 2014, we owned, leased, managed or franchised 4,221 hotel and resort properties, totaling 698,402 rooms in 93 countries and territories, as well as 44 timeshare properties comprising 6,794 units.

In December 2013, we completed a 9,205,128-for-1 stock split on issued and outstanding shares, which is reflected in all share and per share data presented in our condensed consolidated financial statements and accompanying notes.

Basis of Presentation and Use of Estimates

The accompanying condensed consolidated financial statements for the nine months ended September 30, 2014 and 2013 have been prepared in accordance with United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) and are unaudited. We have condensed or omitted certain information and footnote disclosures normally included in financial statements presented in accordance with U.S. GAAP. Although we believe the disclosures made are adequate to prevent the information presented from being misleading, these financial statements should be read in conjunction with the consolidated financial statements and notes thereto in our Annual Report on Form 10-K for the fiscal year ended December 31, 2013.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and, accordingly, ultimate results could differ from those estimates. Interim results are not necessarily indicative of full year performance.

In our opinion, the accompanying condensed consolidated financial statements reflect all adjustments, including normal recurring items, considered necessary for a fair presentation of the interim periods. All material intercompany transactions have been eliminated in consolidation.

Note 1: Organization

Hilton Worldwide Holdings Inc. (“Hilton” together with its subsidiaries, “we,” “us,” “our” or the “Company”) was incorporated in Delaware on March 18, 2010 to hold, directly or indirectly, all of the equity of Hilton Worldwide, Inc. (“HWI”). The accompanying financial statements present the consolidated financial position of Hilton, which includes consolidation of HWI. Hilton is one of the largest hospitality companies in the world based upon the number of hotel rooms and timeshare units under our 10 distinct brands. We are engaged in owning, leasing, managing, developing and franchising hotels, resorts and timeshare properties. As of December 31, 2013, we owned, leased, managed or franchised 4,073 hotel and resort properties, totaling 672,083 rooms in 91 countries and territories, as well as 42 timeshare properties comprising 6,547 units.

On October 24, 2007, HWI became a wholly owned subsidiary of BH Hotels Holdco, LLC (“BH Hotels”), an affiliate of The Blackstone Group L.P. (“Blackstone” or “our Sponsor”), following the completion of a merger (the “Merger”). BH Hotels and its subsidiaries subsequently formed Hilton Global Holdings, LLC (“HGH” or our “Parent”), which owned 100 percent of our stock. On December 17, 2013, we completed a 9,205,128-for-1 stock split on issued and outstanding shares, which is reflected in all share and per share data presented in the consolidated financial statements and accompanying notes, and an initial public offering (the “IPO”) in which we sold 64,102,564 newly issued shares of common stock and a selling stockholder of the Company sold 71,184,153 shares of existing common stock at a public offering price of $20.00 per share. As of December 31, 2013, our Sponsor beneficially owned approximately 76.4 percent of our common stock. The common stock is listed on the New York Stock Exchange under the symbol “HLT” and began trading publicly on December 12, 2013.